Lease	6 Months Ended
Jun. 30, 2024
Lease [Abstract]
LEASE

NOTE 8– LEASE

The Company has several operating leases for manufacturing facilities, dormitories and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Lease expense for the six months ended June 30, 2024 and 2023 was $85,630, and $116,791, respectively.

The Company’s operating leases primarily include leases for office space and manufacturing facilities. The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the consolidated balance sheet. Total lease expense related to right-of-use assets amounted to $75,470 which included $10,160 of interest and $65,310 of amortization expense of right-of-use assets. Total cash paid for operating leases amounted to $63,975 and $22,494 for the six months ended June 30, 2024 and 2023. Supplemental balance sheet information related to operating leases is as follows:

As of June 30, 2024
(Unaudited)
Right-of-use assets	$295,022

Operating lease liabilities – current	$126,838
Operating lease liabilities - non-current	132,009
Total operating lease liabilities	$258,847

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.38
Weighted average discount rate	7.42%

The following is a schedule of maturities of lease liabilities as of June 30, 2024:

For the period ending December 31,
2024	$68,097
For the years ending December 31,
2025	137,634
2026	64,706
2027	7,568
Total lease payments	278,005
Less: imputed interest	19,158
Present value of lease liabilities	$258,847